Financial Statements

--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS  For the period from October 1, 1997 to July 21, 1998*
 ................................................................................

                                                                                 U.S.
                                                                              GOVERNMENT     TAX-EXEMPT
                                                                 MONEY           MONEY          MONEY
                                                              MARKET FUND     MARKET FUND    MARKET FUND
                                                              ------------   -------------   -----------
INCOME:
Interest ...................................................  $112,352,724   $ 13,693,029    $6,857,260
                                                              ------------   -------------   -----------

EXPENSES (NOTE 5):
Investment management fee ..................................    7,416,330       1,217,912       932,357
Distribution and service fees:
  CLASS A ..................................................    5,880,796         725,410       554,774
  CLASS B ..................................................           59              --            --
Custodian and accounting fees ..............................      684,926         169,018       137,263
Transfer agent and dividend disbursing agent fees ..........    3,298,126         200,226       125,977
Registration fees ..........................................      297,389          55,966        63,019
Reports to shareholders ....................................      288,968          54,768        46,712
Directors' fees ............................................        7,937           7,937         7,937
Audit and legal fees .......................................       47,132          37,832        37,832
Other expenses .............................................       53,381           8,895         8,616
                                                              ------------   -------------   -----------
  Total expenses ...........................................   17,975,044       2,477,964     1,914,487
    Less Class A expenses waived by the distributor ........   (1,975,005)       (243,582)     (186,471)
                                                              ------------   -------------   -----------

  Net expenses before expenses paid indirectly .............   16,000,039       2,234,382     1,728,016
    Less expenses paid indirectly ..........................       (3,623)         (6,417)       (2,905)
                                                              ------------   -------------   -----------

  Total net expenses .......................................   15,996,416       2,227,965     1,725,111
                                                              ------------   -------------   -----------

  Net investment income ....................................  $96,356,308    $ 11,465,064    $5,132,149
                                                              ------------   -------------   -----------
                                                              ------------   -------------   -----------

* DATE FUNDS DISCONTINUED OPERATIONS. SEE NOTE 1 IN THE NOTES TO FINANCIAL STATEMENTS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

---------------------------------------------------------------------

                  1998 Annual Report  1  Cash Management Funds

---------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
 ................................................................................

                                                                      MONEY MARKET FUND
                                                              ---------------------------------
                                                                Period Ended      Year Ended
                                                                  7/21/98*          9/30/97
                                                              ----------------  ---------------
OPERATIONS:
Net investment income ......................................  $     96,356,308  $   100,349,040
                                                              ----------------  ---------------

DISTRIBUTIONS TO SHAREHOLDERS:
CLASS A:
  From net investment income ...............................       (96,385,409)    (100,348,789)
CLASS B:
  From net investment income ...............................              (246)            (251)
                                                              ----------------  ---------------
  Total distributions ......................................       (96,385,655)    (100,349,040)
                                                              ----------------  ---------------

CAPITAL SHARE TRANSACTIONS (NOTE 4):
CLASS A ....................................................    (2,265,792,999)     300,021,720
CLASS B ....................................................            (9,621)          10,239
                                                              ----------------  ---------------
  Increase (decrease) in net assets from capital share
    transactions ...........................................    (2,265,802,620)     300,031,959
                                                              ----------------  ---------------
  Total increase (decrease) in net assets ..................    (2,265,831,967)     300,031,959

Net assets at beginning of period ..........................     2,265,831,967    1,965,800,008
                                                              ----------------  ---------------

Net assets at end of period ................................  $             --  $ 2,265,831,967
                                                              ----------------  ---------------
                                                              ----------------  ---------------

* DATE FUND DISCONTINUED OPERATIONS. SEE NOTE 1 IN THE NOTES TO FINANCIAL STATEMENTS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

---------------------------------------------------------------------

                  1998 Annual Report  2  Cash Management Funds

---------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
 ................................................................................

                                                                     U.S. GOVERNMENT
                                                                    MONEY MARKET FUND
                                                              ------------------------------
                                                               Period Ended     Year Ended
                                                                 7/21/98*        9/30/97
                                                              --------------  --------------
OPERATIONS:
Net investment income ......................................  $   11,465,064  $   13,476,301
                                                              --------------  --------------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income .................................     (11,496,723)    (13,476,301)
                                                              --------------  --------------

CAPITAL SHARE TRANSACTIONS (NOTE 4):
Decrease in net assets from capital share transactions .....    (284,782,291)     (6,207,861)
                                                              --------------  --------------
  Total decrease in net assets .............................    (284,813,950)     (6,207,861)

Net assets at beginning of period ..........................     284,813,950     291,021,811
                                                              --------------  --------------

Net assets at end of period ................................  $           --  $  284,813,950
                                                              --------------  --------------
                                                              --------------  --------------

* DATE FUND DISCONTINUED OPERATIONS. SEE NOTE 1 IN THE NOTES TO FINANCIAL STATEMENTS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

---------------------------------------------------------------------

                  1998 Annual Report  3  Cash Management Funds

---------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
 ................................................................................

                                                                        TAX-EXEMPT
                                                                    MONEY MARKET FUND
                                                              ------------------------------
                                                               Period Ended     Year Ended
                                                                 7/21/98*        9/30/97
                                                              --------------  --------------
OPERATIONS:
Net investment income ......................................  $    5,132,149  $    6,126,749
                                                              --------------  --------------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income .................................      (5,164,317)     (6,126,749)
                                                              --------------  --------------

CAPITAL SHARE TRANSACTIONS (NOTE 4):
Increase (decrease) in net assets from capital share
  transactions .............................................    (234,489,261)     24,582,439
                                                              --------------  --------------
  Total increase (decrease) in net assets ..................    (234,521,429)     24,582,439

Net assets at beginning of period ..........................     234,521,429     209,938,990
                                                              --------------  --------------

Net assets at end of period ................................  $           --  $  234,521,429
                                                              --------------  --------------
                                                              --------------  --------------

* DATE FUND DISCONTINUED OPERATIONS. SEE NOTE 1 IN THE NOTES TO FINANCIAL STATEMENTS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

---------------------------------------------------------------------

                  1998 Annual Report  4  Cash Management Funds

        Notes to Financial Statements
--------------------------------------------------------------------------------

(1) ORGANIZATION
 ................................
               Piper Funds Inc. (the company) is registered under the Investment Company Act of 1940 (as amended) as a single open-end management investment company. The company currently has 12 series, including Money Market Fund, U.S. Government Money Market Fund and Tax-Exempt Money Market Fund (the funds). Each fund is classified as a diversified series. It is anticipated that the company will be dissolved under Minnesota law before the end of 1998.

               Money Market Fund commenced offering Class B shares on February 18, 1997. All shares existing prior to that date were classified as Class A shares. Effective April 21, 1998, the Money Market Fund no longer offered Class B shares. Any outstanding Class B shares were automatically converted to Class A shares as of the close of business on April 27, 1998. Key features of each class were:

                  CLASS A:
               - Lower distribution fees than Class B

                  CLASS B:
               - Subject to a contingent deferred sales charge upon redemption

               - Higher distribution fees than Class A

               - Automatic conversion to Class A shares at the beginning of the sixth calendar year after issuance

               - Available for purchase only in exchange for Class B shares of another fund managed by the adviser

               The classes of shares of Money Market Fund had the same rights and were identical in all respects except that each class bore different distribution expenses, had exclusive voting rights with respect to matters affecting that class and had different exchange privileges. U.S. Government Money Market Fund and Tax-Exempt Money Market Fund each had a single class of shares, which are shown as Class A in the financial statements.

---------------------------------------------------------------------

                  1998 Annual Report  5  Cash Management Funds

--------------------------------------------------------------------------------

               Money Market Fund invested in a variety of high-quality money market instruments such as high-grade domestic and U.S. dollar denominated foreign commercial paper, repurchase agreements, obligations of domestic and foreign banks (time deposits, certificates of deposit and bankers' acceptances), U.S. government securities and short-term corporate obligations.

               U.S. Government Money Market Fund invested in securities issued or guaranteed as to payment of principal and interest by the U.S. government, its agencies or instrumentalities and repurchase agreements backed by such securities.

               Tax-Exempt Money Market Fund invested primarily in high-quality, tax-exempt securities with short-term maturities, including municipal bonds, notes and commercial paper.

               On May 1, 1998, Piper Jaffray Companies Inc., the parent company of the funds' investment advisor, was acquired by U.S. Bancorp.

               U.S. Bancorp is a multi-state bank holding company headquartered in Minneapolis, Minnesota with a geographic service area spanning 17 states. As of June 30, 1998, U.S. Bancorp was the 14th largest U.S. commercial bank holding company, with assets of nearly $73.8 billion. U.S. Bank National Association ("U.S. Bank"), a wholly owned subsidiary of U.S. Bancorp, currently acts as the investment advisor to 32 mutual funds (the "First American Funds"). As of June 30, 1998, U.S. Bank, acting through its First American Asset Management group, managed more than $77.5 billion in assets, including approximately $28.4 billion in assets of the First American Funds.

               In connection with the acquisition of Piper Jaffray Companies Inc. by U.S. Bancorp, the sweep vehicles used by Piper Jaffray Inc. in its brokerage accounts were changed from the funds to corresponding First American money market funds as follows: Money Market Fund to Prime Obligations Fund; U.S. Government Money Market Fund to Government Obligations Fund; Tax-Exempt

---------------------------------------------------------------------

                  1998 Annual Report  6  Cash Management Funds

--------------------------------------------------------------------------------
               Money Market Fund to Tax Free Obligations Fund. As a result, all outstanding shares of each Piper fund were redeemed and on July 21, 1998 the funds discontinued operations.

(2) SUMMARY OF
    SIGNIFICANT
    ACCOUNTING
    POLICIES
 ................................
                  INVESTMENTS IN SECURITIES
               Pursuant to Rule 2a-7 of the Investment Company Act of 1940 (as amended), securities were valued on the basis of amortized cost, which approximated market value.

               Security transactions were accounted for on the date the securities were purchased or sold. Interest income, including amortization of discount and premium computed on a straight line basis, was accrued daily.

                  FEDERAL TAXES
               Each fund is treated separately for federal income tax purposes. Prior to discontinuing operations, each fund complied with the requirements of the Internal Revenue Code applicable to regulated investment companies in order to avoid the payment of federal income tax. The funds distributed their taxable net investment income and realized gains to avoid the payment of any federal excise taxes.

               As a result of permanent book-to-tax differences, a reclassification adjustment was made to increase undistributed net investment income and decrease additional paid-in-capital by $29,347 for Money Market Fund, $31,659 for U.S. Government Money Market Fund, and $32,168 for Tax-Exempt Money Market Fund prior to the closing of the funds.

                  DISTRIBUTIONS TO SHAREHOLDERS
               Distributions to shareholders from net investment income for Money Market Fund were declared separately for each class daily and reinvested in additional shares of the same class monthly. Distributions to shareholders from net investment income for U.S.

---------------------------------------------------------------------

                  1998 Annual Report  7  Cash Management Funds

--------------------------------------------------------------------------------
               Government Money Market Fund and Tax-Exempt Money Market Fund were declared daily and reinvested in additional shares of the funds monthly.

                  REPURCHASE AGREEMENTS
               For repurchase agreements entered into with certain broker-dealers, the funds, along with other affiliated registered investment companies, transferred uninvested cash balances into an individual, joint or tri-party trading account, the daily aggregate of which was invested in repurchase agreements secured by U.S. government or agency obligations. Securities pledged as collateral for all individual and joint repurchase agreements were held by the funds' custodian bank until maturity of the repurchase agreement. Securities pledged as collateral for all tri-party repurchase agreements were held by a third-party custodian until maturity of the repurchase agreement. Provisions for all agreements ensured that the daily market value of the collateral was in excess of the repurchase amount, including accrued interest, to protect the funds in the event of a default.

                  ALLOCATION OF INCOME, EXPENSES AND GAINS(LOSSES)
               Income, expenses (other than class-specific expenses) and realized and unrealized gains and losses for Money Market Fund were allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Class-specific expenses, which included distribution and service fees, were charged directly to such class.

                  USE OF ESTIMATES
               The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from these estimates.

---------------------------------------------------------------------

                  1998 Annual Report  8  Cash Management Funds

--------------------------------------------------------------------------------

(3) INVESTMENT
    SECURITY
    TRANSACTIONS
 ................................
               Cost of purchases and proceeds from sales of securities for the period from October 1, 1997 to July 21, 1998 (date funds discontinued operations) were as follows:

                                                           U.S. GOVERNMENT      TAX-EXEMPT
                                               MONEY            MONEY              MONEY
                                            MARKET FUND      MARKET FUND        MARKET FUND
                                          ---------------  ----------------   ---------------
Purchases...............................  $14,953,088,319   $ 4,427,996,237   $ 1,202,717,293
Proceeds from sales.....................  $17,228,730,066   $ 4,715,887,551   $ 1,436,293,449

(4) CAPITAL SHARE
    TRANSACTIONS
 ................................
               Capital share transactions for the funds at net asset value of $1 per share were as follows:

                                                  PERIOD FROM
                                                OCTOBER 1, 1997                  YEAR ENDED
                                              TO JULY 21, 1998(a)           SEPTEMBER 30, 1997(c)
                                          ---------------------------   -----------------------------
MONEY MARKET FUND:
CLASS A
  Sales of fund shares..................        $ 16,923,306,648               $ 16,997,576,820
  Issued for reinvested distributions...              85,792,063                     97,113,763
  Redemptions of fund shares............         (19,274,891,710)               (16,794,668,863)
                                          ---------------------------   -----------------------------
                                                $ (2,265,792,999)              $    300,021,720
                                          ---------------------------   -----------------------------
                                          ---------------------------   -----------------------------
CLASS B (b)
  Sales of fund shares..................        $          4,572               $         11,044
  Issued for reinvested distributions...                     248                            240
  Redemptions of fund shares............                 (14,441)                        (1,045)
                                          ---------------------------   -----------------------------
                                                $         (9,621)              $         10,239
                                          ---------------------------   -----------------------------
                                          ---------------------------   -----------------------------

                  (a) DATE FUNDS DISCONTINUED OPERATIONS. SEE NOTE 1.

                  (b) CLASS B SHARES WERE AUTOMATICALLY CONVERTED TO CLASS A
                      SHARES AS OF THE CLOSE OF BUSINESS ON APRIL 27, 1998.

                  (c) PERIOD FROM FEBRUARY 18, 1997 (COMMENCEMENT OF OFFERING)
                      TO SEPTEMBER 30, 1997 FOR CLASS B SHARES.

---------------------------------------------------------------------

                  1998 Annual Report  9  Cash Management Funds

--------------------------------------------------------------------------------

                                                  PERIOD FROM
                                                OCTOBER 1, 1997             YEAR ENDED
                                              TO JULY 21, 1998(a)       SEPTEMBER 30, 1997
                                          ---------------------------   -------------------
U.S. GOVERNMENT MONEY MARKET FUND:
  Sales of fund shares..................        $ 1,089,236,093           $ 1,179,382,187
  Issued for reinvested distributions...             10,373,609                13,081,170
  Redemptions of fund shares............         (1,384,391,993)           (1,198,671,218)
                                          ---------------------------   -------------------
                                                $  (284,782,291)          $    (6,207,861)
                                          ---------------------------   -------------------
                                          ---------------------------   -------------------

                                                  PERIOD FROM
                                                OCTOBER 1, 1997             YEAR ENDED
                                              TO JULY 21, 1998(a)       SEPTEMBER 30, 1997
                                          ---------------------------   -------------------
TAX-EXEMPT MONEY MARKET FUND:
  Sales of fund shares..................        $ 1,692,552,144           $ 1,905,106,004
  Issued for reinvested distributions...              4,718,383                 5,907,226
  Redemptions of fund shares............         (1,931,759,788)           (1,886,430,791)
                                          ---------------------------   -------------------
                                                $  (234,489,261)          $    24,582,439
                                          ---------------------------   -------------------
                                          ---------------------------   -------------------

                  (a) DATE FUNDS DISCONTINUED OPERATIONS. SEE NOTE 1.

(5) EXPENSES
 ................................
                  INVESTMENT MANAGEMENT FEE
               The company had entered into an investment management agreement with Piper Capital Management Incorporated (Piper Capital) under which Piper Capital managed each fund's assets and furnished related office facilities, equipment, research and personnel. The agreement required each fund to pay Piper Capital a monthly fee based on average daily net assets. The fee for each fund was equal to an annual rate of 0.50% of the first $500 million in net assets, 0.425% of the next $250 million, 0.375% of the next $250 million, 0.35% of the next $500 million and then decreasing in reduced percentages to 0.275% of net assets in excess of $2.5 billion. For the period from October 1, 1997 to July 21, 1998, the effective investment management fee paid by the funds was 0.38%, 0.50% and 0.50% on an annual basis for Money Market Fund, U.S. Government Money Market Fund and Tax-Exempt Money Market Fund, respectively.

---------------------------------------------------------------------

                 1998 Annual Report  10  Cash Management Funds

--------------------------------------------------------------------------------

                  DISTRIBUTION AND SERVICE FEES
               Each fund also paid the funds' distributor fees accrued daily and paid quarterly for providing shareholder services and distribution-related services. The distributor until April 30, 1998 was Piper Jaffray Inc. (Piper Jaffray) and from May 1, 1998 to July 21, 1998 the distributor was SEI Investments Distribution Company. The fees for each class, which were being voluntarily limited for U.S. Government Money Market Fund, Tax-Exempt Money Market Fund and Class A of Money Market Fund for the period from October 1, 1997 to July 21, 1998 are stated below as a percent of average daily net assets attributable to such shares.

                                                MONEY
                                             MARKET FUND      U.S. GOVERNMENT   TAX-EXEMPT
                                          -----------------        MONEY           MONEY
                                          CLASS A   CLASS B     MARKET FUND     MARKET FUND
                                          -------   -------   ---------------   -----------
Distribution fee........................    0.05%     0.75%         0.05%           0.05%
Service fee.............................    0.25%     0.25%         0.25%           0.25%
                                          -------   -------        -----           -----
Total distribution and service fees.....    0.30%     1.00%         0.30%           0.30%
                                          -------   -------        -----           -----
                                          -------   -------        -----           -----
Total distribution and service fees
  after voluntary limitation............    0.20%     1.00%         0.20%           0.20%
                                          -------   -------        -----           -----
                                          -------   -------        -----           -----

                  SHAREHOLDER ACCOUNT SERVICING FEES
               The company had also entered into shareholder account servicing agreements under which Piper Jaffray and Piper Trust Company (Piper Trust) performed various transfer and dividend disbursing agent services for accounts held at the respective company. The fees, which were paid monthly were equal to Piper Jaffray and Piper Trust for providing these services, are equal to an annual rate of $9.00 per active shareholder account and $6.00 per inactive

---------------------------------------------------------------------

                 1998 Annual Report  11  Cash Management Funds

--------------------------------------------------------------------------------
               account. For the period from October 1, 1997 to July 21, 1998, Piper Jaffray and Piper Trust received the following amounts in connection with the shareholder account servicing agreements:

                                                         U.S. GOVERNMENT     TAX-EXEMPT
                                             MONEY            MONEY            MONEY
                                          MARKET FUND      MARKET FUND      MARKET FUND
                                          ------------   ----------------   ------------
Piper Jaffray...........................   $3,268,139        $185,206         $110,977
Piper Trust.............................        9,975              20               --
                                          ------------   ----------------   ------------
                                           $3,278,114        $185,226         $110,977
                                          ------------   ----------------   ------------
                                          ------------   ----------------   ------------

                  OTHER FEES AND EXPENSES
               In addition to the investment management, distribution and shareholder account servicing fees, each fund was responsible for paying most other operating expenses including: outside directors' fees and expenses; custodian fees; registration fees; printing and shareholder reports; transfer agent fees and expenses; legal, auditing and accounting services; insurance; interest; taxes and other miscellaneous expenses.

               Expenses paid indirectly represent a reduction of custodian fees for earnings on miscellaneous cash balances maintained by the funds.

---------------------------------------------------------------------

                 1998 Annual Report  12  Cash Management Funds

--------------------------------------------------------------------------------

(6) FINANCIAL
    HIGHLIGHTS
 ................................
               Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

MONEY MARKET FUND

                                                                              CLASS A
                                               ----------------------------------------------------------------------
                                                                                 Year Ended September 30,
                                                 Period Ended         -----------------------------------------------
                                               July 21, 1998(d)        1997      1996      1995      1994      1993
                                               -----------------      -------   -------   -------   -------   -------
PER-SHARE DATA
Net asset value, beginning of period ........        $  1.00          $  1.00   $  1.00   $  1.00   $  1.00   $  1.00
                                                     -------          -------   -------   -------   -------   -------
Operations:
  Net investment income .....................           0.04             0.05      0.05      0.05      0.03      0.02
Distributions to shareholders:
  From net investment income ................          (0.04)           (0.05)    (0.05)    (0.05)    (0.03)    (0.02)
Redemption of fund shares ...................          (1.00)              --        --        --        --        --
                                                     -------          -------   -------   -------   -------   -------
    Net asset value, end of period ..........        $  0.00          $  1.00   $  1.00   $  1.00   $  1.00   $  1.00
                                                     -------          -------   -------   -------   -------   -------
                                                     -------          -------   -------   -------   -------   -------
SELECTED INFORMATION
Total return (a) ............................           4.12%            4.84%     4.79%     5.05%     2.98%     2.45%
Net assets at end of period (in millions) ...             --          $ 2,266   $ 1,966   $ 1,703   $ 1,185   $ 1,106
Ratio of expenses to average daily net
  assets ....................................           0.81%(c)         0.82%     0.84%     0.92%     0.93%     0.96%
Ratio of net investment income to average
  daily net assets ..........................           4.88%(c)         4.76%     4.73%     4.94%     2.90%     2.42%
Ratios before waivers by the distributor:
  Ratio of expenses to average daily net
    assets before waivers ...................           0.91%(c)         0.92%     0.94%     1.02%     1.03%     1.06%
  Ratio of net investment income to average
    daily net assets before waivers .........           4.78%(c)         4.66%     4.63%     4.84%     2.80%     2.32%

                                                               CLASS B
                                          -------------------------------------------------
                                              Period Ended              Period Ended
                                            April 27, 1998(e)       September 30, 1997(b)
                                          ---------------------   -------------------------
PER-SHARE DATA
Net asset value, beginning of period ...          $ 1.00                    $ 1.00
                                                 -------                   -------
Operations:
  Net investment income ................            0.02                      0.02
Distributions to shareholders:
  From net investment income ...........           (0.02)                    (0.02)
Redemption of fund shares ..............           (1.00)
                                                 -------                   -------
    Net asset value, end of period .....          $ 0.00                    $ 1.00
                                                 -------                   -------
                                                 -------                   -------
SELECTED INFORMATION
Total return (a) .......................            2.40%                     2.39%
Net assets at end of period (in
  thousands) ...........................              --                    $   10
Ratio of expenses to average daily net
  assets ...............................            1.62%(c)                  1.63%(c)
Ratio of net investment income to
  average daily net assets .............            4.17%(c)                  4.00%(c)

(a) TOTAL RETURN ASSUMES REINVESTMENT OF DISTRIBUTIONS AND DOES NOT REFLECT A SALES CHARGE.
(b)  COMMENCEMENT OF OFFERING OF CLASS B SHARES WAS FEBRUARY 18, 1997.
(c)  ANNUALIZED.
(d) PERIOD FROM OCTOBER 1, 1997 TO JULY 21, 1998 (DATE FUND DISCONTINUED OPERATIONS). SEE NOTE 1 IN THE NOTES TO FINANCIAL STATEMENTS.
(e) PERIOD FROM OCTOBER 1, 1997 TO APRIL 27, 1998 (CONVERSION TO CLASS A SHARES). SEE NOTE 1 IN THE NOTES TO FINANCIAL STATEMENTS.

---------------------------------------------------------------------

                 1998 Annual Report  13  Cash Management Funds

--------------------------------------------------------------------------------

(6) FINANCIAL
    HIGHLIGHTS
 ................................
               Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

U.S. GOVERNMENT MONEY MARKET FUND

                                                                                 Year Ended September 30,
                                                 Period Ended         -----------------------------------------------
                                               July 21, 1998(c)        1997      1996      1995      1994      1993
                                               -----------------      -------   -------   -------   -------   -------
PER-SHARE DATA
Net asset value, beginning of period ........        $  1.00          $  1.00   $  1.00   $  1.00   $  1.00   $  1.00
                                                     -------          -------   -------   -------   -------   -------
Operations:
  Net investment income .....................           0.04             0.05      0.05      0.05      0.03      0.02
Distributions to shareholders:
  From net investment income ................          (0.04)           (0.05)    (0.05)    (0.05)    (0.03)    (0.02)
Redemption of fund shares ...................          (1.00)              --        --        --        --        --
                                                     -------          -------   -------   -------   -------   -------
    Net asset value, end of period ..........        $  0.00          $  1.00   $  1.00   $  1.00   $  1.00   $  1.00
                                                     -------          -------   -------   -------   -------   -------
                                                     -------          -------   -------   -------   -------   -------
SELECTED INFORMATION
Total return (a) ............................           3.98%            4.71%     4.72%     4.99%     2.98%     2.51%
Net assets at end of period (in millions) ...             --          $   285   $   291   $   256   $   185   $   195
Ratio of expenses to average daily net
  assets ....................................           0.92%(b)         0.90%     0.90%     0.91%     0.92%     0.93%
Ratio of net investment income to average
  daily net assets ..........................           4.71%(b)         4.61%     4.62%     4.90%     2.88%     2.41%
Ratios before waivers by the distributor:
  Ratio of expenses to average daily net
    assets before waivers ...................           1.02%(b)         1.00%     1.00%     1.01%     1.02%     1.03%
  Ratio of net investment income to average
    daily net assets before waivers .........           4.61%(b)         4.51%     4.52%     4.80%     2.78%     2.31%

(a) TOTAL RETURN ASSUMES REINVESTMENT OF DISTRIBUTIONS AND DOES NOT REFLECT A SALES CHARGE.
(b)  ANNUALIZED.
(c) PERIOD FROM OCTOBER 1, 1997 TO JULY 21, 1998 (DATE FUND DISCONTINUED OPERATIONS). SEE NOTE 1 IN THE NOTES TO FINANCIAL STATEMENTS.

---------------------------------------------------------------------

                 1998 Annual Report  14  Cash Management Funds

--------------------------------------------------------------------------------

(6) FINANCIAL
    HIGHLIGHTS
 ................................
               Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

TAX-EXEMPT MONEY MARKET FUND

                                                                              Year Ended September 30,
                                                 Period Ended      -----------------------------------------------
                                               July 21, 1998(d)     1997      1996      1995      1994      1993
                                               -----------------   -------   -------   -------   -------   -------
PER-SHARE DATA
Net asset value, beginning of period ........        $  1.00       $  1.00   $  1.00   $  1.00   $  1.00   $  1.00
                                                     -------       -------   -------   -------   -------   -------
Operations:
  Net investment income .....................           0.02          0.03      0.03      0.03      0.02      0.02
Distributions to shareholders:
  From net investment income (a) ............          (0.02)        (0.03)    (0.03)    (0.03)    (0.02)    (0.02)
Redemption of fund shares ...................          (1.00)           --        --        --        --        --
                                                     -------       -------   -------   -------   -------   -------
    Net asset value, end of period ..........        $  0.00       $  1.00   $  1.00   $  1.00   $  1.00   $  1.00
                                                     -------       -------   -------   -------   -------   -------
                                                     -------       -------   -------   -------   -------   -------
SELECTED INFORMATION
Total return (b) ............................           2.32%         2.77%     2.80%     3.02%     1.82%     1.87%
Net assets at end of period (in millions) ...             --       $   235   $   210   $   206   $   178   $   169
Ratio of expenses to average daily net
  assets ....................................           0.93%(c)      0.90%     0.90%     0.91%     0.90%     0.92%
Ratio of net investment income to average
  daily net assets ..........................           2.75%(c)      2.75%     2.76%     2.97%     1.80%     1.83%
Ratios before waivers by the distributor:
  Ratio of expenses to average daily net
    assets before waivers ...................           1.03%(c)      1.00%     1.00%     1.01%     1.00%     1.02%
  Ratio of net investment income to average
    daily net assets before waivers .........           2.65%(c)      2.65%     2.66%     2.87%     1.70%     1.73%

(a) INCLUDES DISTRIBUTIONS WHICH ARE TAXABLE FOR FEDERAL AND STATE INCOME TAX PURPOSES OF $0.0005, $0.0001 AND $0.0001 PER SHARE FOR FISCAL 1998, 1997
     AND 1995, RESPECTIVELY.
(b) TOTAL RETURN ASSUMES REINVESTMENT OF DISTRIBUTIONS AND DOES NOT REFLECT A SALES CHARGE.
(c)  ANNUALIZED.
(d) PERIOD FROM OCTOBER 1, 1997 TO JULY 21, 1998 (DATE FUND DISCONTINUED OPERATIONS). SEE NOTE 1 IN THE NOTES TO FINANCIAL STATEMENTS.

---------------------------------------------------------------------

                 1998 Annual Report  15  Cash Management Funds

Independent Auditors' Report
--------------------------------------------------------------------------------

THE BOARD OF DIRECTORS AND SHAREHOLDERS
PIPER FUNDS INC.:

We have audited the statements of operations of Money Market Fund, U.S. Government Money Market Fund and Tax-Exempt Money Market Fund (funds within Piper Funds Inc.) for the period from October 1, 1997 to July 21, 1998 (date the funds discontinued operations), the statements of changes in net assets for the period from October 1, 1997 to July 21, 1998 and the year ended September 30, 1997, and the financial highlights for the period from October 1, 1997 to July 21, 1998 and each of the years in the five-year period ended September 30, 1997. These financial statements and the financial highlights are the responsibility of the funds' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements present fairly, in all material respects, for Money Market Fund, U.S. Government Money Market Fund and Tax-Exempt Money Market Fund, the results of their operations, the changes in their net assets and the financial highlights for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.

As described in note 1 to the financial statements, all the shares of Money Market Fund, U.S. Government Money Market Fund and Tax-Exempt Money Market Fund were redeemed and the funds discontinued operations on July 21, 1998.

KPMG Peat Marwick LLP
Minneapolis, Minnesota
August 28, 1998

---------------------------------------------------------------------

                 1998 Annual Report  16  Cash Management Funds

        Federal Income Tax Information
--------------------------------------------------------------------------------

               The following per-share information describes the federal tax treatment of distributions made during the fiscal year. Distributions for the calendar year will be reported on Form 1099-DIV. Please consult a tax advisor on how to report these distributions at the state and local levels.

                  INCOME DISTRIBUTIONS

                                                MONEY MARKET FUND          U.S. GOVERNMENT       TAX-EXEMPT
                                          ------------------------------        MONEY              MONEY
PAYABLE DATE                              CLASS A (A)    CLASS B (A)(C)    MARKET FUND (A)    MARKET FUND (B)
----------------------------------------  ------------   ---------------   ----------------   ----------------
October 21, 1997........................     $0.0040         $0.0033            $0.0039            $0.0024
November 21, 1997.......................      0.0042          0.0034             0.0040             0.0024
December 22, 1997.......................      0.0041          0.0034             0.0039             0.0024
January 2, 1998.........................      0.0015          0.0013             0.0015             0.0009
January 21, 1998........................      0.0028          0.0022             0.0026             0.0015
February 23, 1998.......................      0.0042          0.0035             0.0040             0.0022
March 23, 1998..........................      0.0038          0.0032             0.0036             0.0019
April 21, 1998..........................      0.0041          0.0034             0.0040             0.0024
May 21, 1998............................      0.0040              --             0.0038             0.0024
June 22, 1998...........................      0.0041              --             0.0040             0.0024
July 20, 1998...........................      0.0037              --             0.0036             0.0020
                                          ------------   ---------------   ----------------   ----------------
    Total ..............................     $0.0405         $0.0237            $0.0389            $0.0229
                                          ------------   ---------------   ----------------   ----------------
                                          ------------   ---------------   ----------------   ----------------

(A)  TAXABLE AS ORDINARY DIVIDENDS, NONE QUALIFYING FOR DEDUCTION BY
     CORPORATIONS.
(B) INCOME FROM TAX-EXEMPT SECURITIES, 97.68% QUALIFYING AS EXEMPT-INTEREST DIVIDENDS.
(C) EFFECTIVE APRIL 21, 1998, THE MONEY MARKET FUND NO LONGER OFFERED CLASS B SHARES.

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                 1998 Annual Report  17  Cash Management Funds